Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Sales	¥ 396,799	$ 62,266	¥ 336,755	¥ 335,620
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 80,288	$ 12,599	¥ 95,459	¥ 116,681
Percent of Total	20.30%	20.30%	28.30%	34.80%
Printing Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 19,239	$ 3,019	¥ 21,968	¥ 33,877
Percent of Total	4.80%	4.80%	6.50%	10.10%
Metallized Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 4,801	$ 753	¥ 3,927	¥ 5,493
Percent of Total	1.20%	1.20%	1.20%	1.60%
Specialty Film [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 277,336	$ 43,520	¥ 204,686	¥ 162,432
Percent of Total	69.90%	69.90%	60.80%	48.40%
Base Film For Other Applications [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 15,135	$ 2,375	¥ 10,715	¥ 17,137
Percent of Total	3.80%	3.80%	3.20%	5.10%